JOHNSON MUTUAL FUNDS

Johnson Core Plus Bond Fund

SUPPLEMENT DATED February 9, 2024

TO THE PROSPECTUS DATED May 1, 2023

The performance table on page 20 of the Fund’s prospectus is hereby restated as follows:

For the Periods ended December 31, 2022	1 Year	Since Inception
Class I
Return Before Taxes	-13.71%	-11.99%
Return After Taxes on Distributions	-14.58%	-12.83%
Return After Taxes on Distributions and Sale of Fund Shares	-8.10%	-9.45%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-13.01%	-11.43%

The Bloomberg US Aggregate Bond Index is the primary benchmark.

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This Supplement and the existing Prospectus dated May 1, 2023, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information dated May 1, 2023, have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Fund at 1-800-541-0170.